Document and Entity Information Document	3 Months Ended
May 31, 2017
Document Information [Abstract]
Entity Registrant Name	CONSTELLATION BRANDS, INC.
Entity Central Index Key	0000016918
Document Type	8-K
Document Period End Date	May 31, 2017
Amendment Flag	false